Current and long-term debt - $157.5 million Sale and Leaseback (Details)	1 Months Ended
	Oct. 31, 2018 USD ($) tanker	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2018 tanker
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
$157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 157,500,000
Borrowings	$ 157,500,000		$ 123,800,000	$ 137,900,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	115.00%
$157.5 Million Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		3 years
$157.5 Million Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		7 years
$157.5 Million Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.00%
STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair, and STI Duchessa [Member] | MR [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6
Periodic payment per vessel	$ 500,000
STI Alexis [Member] | LR2 [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker					1
Periodic payment per vessel	600,000
Consolidated Liquidity Requirement - Scenario One [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000